Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Investments in Joint Ventures (in thousands)

					The
					Company's
			Total Assets	Net Loss	Share of Net
		Total	of the	of the	Loss of the
	Ownership	Investment	Partnership	Partnership	Partnership

As of December 31, 2017
RiverFront Holdings I, LLC (1)	—	$—	—	(2,019)	(1,558)
Brooksville Quarry, LLC	50.00%	7,516	14,411	(80)	(40)
BC FRP Realty, LLC	50.00%	5,890	15,027	—	—
Total		$13,406	29,438	(2,099)	(1,598)

As of December 31, 2016
RiverFront Holdings I, LLC	77.14%	$10,151	90,420	(1,446)	(1,115)
Brooksville Quarry, LLC	50.00%	7,522	14,341	(8)	(4)
BC FRP Realty, LLC	50.00%	5,228	10,784	—	—
Total		$22,901	115,545	(1,454)	(1,119)

As of September 30, 2016
RiverFront Holdings I, LLC	77.14%	$11,261	85,106	(1,193)	(938)
Brooksville Quarry, LLC	50.00%	7,496	14,350	(80)	(40)
BC FRP Realty, LLC	50.00%	5,097	10,573	—	—
Total		$23,854	110,029	(1,273)	(978)

Joint Venture balance sheets

	As of December 31, 2016
	Riverfront	Brooksville	BC FRP
	Holdings I, LLC	Quarry, LLC	Realty, LLC	Total

Cash	$1,023	$18	$21	$1,062
Cash held in escrow	88	—	—	88
Investments in real estate, net	89,309	14,323	10,763	114,395
Total Assets	$90,420	$14,341	$10,784	$115,545

Other Liabilities	$6,348	$1	$47	$6,396
Long-term Debt	69,042	—	—	69,042
Capital – FRP	10,151	7,522	5,228	22,901
Capital - Third Parties	4,879	6,818	5,509	17,206
Total Liabilities and Capital	$90,420	$14,341	$10,784	$115,545

	As of September 30, 2016
	Riverfront	Brooksville	BCF FRP
	Holdings I, LLC	Quarry, LLC	Realty, LLC	Total

Cash	$297	$35	$20	$352
Cash held in escrow	13	—	—	13
Amortizable Debt Costs	1,179	—	—	1,179
Investments in real estate, net	83,617	14,315	10,553	108,485
Total Assets	$85,106	$14,350	$10,573	$110,029

Other Liabilities	$5,140	$65	$17	$5,222
Long-term Debt	63,495	—	—	63,495
Capital - FRP	11,261	7,496	5,097	23,854
Capital - Third Parties	5,210	6,789	5,459	17,458
Total Liabilities and Capital	$85,106	$14,350	$10,573	$110,029

Income statements for Riverfront Holdings I, LLC (in thousands)

	Year ended	Three months ended	Year ended	Year ended
	December 31,	December 31,	September 30,	September 30,
	2017	2016	2016	2015
Revenues:
Rental Revenue	$3,053	759	127	—
Revenue – Reimbursements	33	19	—	—
Total Revenues	3,086	778	127	—
Cost of operations:
Depreciation and amortization	1,958	819	258	—
Operating expenses	1,096	562	741	108
Property taxes	459	199	41	—
Total cost of operations	3,513	1,580	1,040	108
Total operating profit	(427)	(802)	(913)	(108)
Interest expense	(1,592)	(644)	(280)	—
Net loss of the Partnership	$(2,019)	(1,446)	(1,193)	(108)